FINANCIAL INSTRUMENTS, DERIVATIVES AND HEDGING ACTIVITIES - Amounts Recorded on Condensed Consolidated Balance Sheet Related to Fair Value Hedges (Details) - Long-term debt - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Derivatives, Fair Value [Line Items]
Carrying amount of hedged item	$ 102	$ 103
Cumulative amount of fair value hedging adjustment included in the carrying amount of the hedged item	$ 5	$ 6